Average Annual Total Returns		12 Months Ended	21 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.39%	10.97%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.29%	8.77%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	24.96%
Performance Inception Date	Apr. 11, 2023
MKAM ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.14%	11.80%
Performance Inception Date	Apr. 11, 2023